Schedule of investments
Delaware Wealth Builder Fund	August 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.07%
Fannie Mae REMIC Series 2013-44 DI 3.00% 5/25/33 Σ	229,759	$ 19,247
Freddie Mac REMIC Series 5092 WG 1.00% 4/25/31	203,180	175,496
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-HQA2 M1 144A 5.988% (SOFR + 0.70%) 12/25/33 #, •	20,659	20,587
GNMA
Series 2013-113 LY 3.00% 5/20/43	450,000	402,142
Series 2017-10 KZ 3.00% 1/20/47	1,218	1,046
Total Agency Collateralized Mortgage Obligations (cost $717,770)		618,518

Agency Commercial Mortgage-Backed Security — 0.01%
Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.136% 10/25/24 ♦	100,000	97,388
Total Agency Commercial Mortgage-Backed Security (cost $108,828)		97,388

Agency Mortgage-Backed Securities — 4.25%
Fannie Mae 3.50%10/1/42	335,172	306,229
Fannie Mae S.F. 15 yr
2.00% 2/1/36	258,434	227,418
2.00% 4/1/36	443,035	388,908
2.50% 8/1/36	622,653	559,876
4.50% 9/1/37	87,237	84,980
Fannie Mae S.F. 20 yr
2.00% 3/1/41	96,633	81,160
2.00% 5/1/41	813,388	682,255
2.50% 1/1/41	46,237	40,099
2.50% 7/1/41	307,974	264,990
4.00% 8/1/42	495,993	465,829
4.00% 9/1/42	576,450	538,896
Fannie Mae S.F. 30 yr
2.00% 12/1/50	128,515	103,061
2.00% 1/1/51	35,476	28,664
2.00% 2/1/51	917,837	741,453
2.00% 3/1/51	486,974	389,262
2.00% 6/1/51	816,606	661,002
NQ- FR [0823] 1023 (3151764)    1

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.00% 1/1/52	73,797	$ 59,421
2.50% 1/1/43	17,051	14,386
2.50% 8/1/50	589,910	496,423
2.50% 9/1/50	81,884	68,673
2.50% 11/1/50	379,351	316,957
2.50% 1/1/51	260,069	219,580
2.50% 5/1/51	55,616	46,315
2.50% 6/1/51	27,599	23,145
2.50% 7/1/51	50,171	41,856
2.50% 8/1/51	615,652	515,316
2.50% 11/1/51	103,118	85,549
2.50% 2/1/52	1,451,990	1,210,415
2.50% 4/1/52	401,658	334,348
3.00% 1/1/47	165,363	146,348
3.00% 11/1/48	9,096	7,973
3.00% 11/1/49	263,717	232,285
3.00% 3/1/50	374,722	328,009
3.00% 7/1/50	209,562	183,142
3.00% 8/1/50	279,309	242,325
3.00% 7/1/51	146,644	127,501
3.00% 8/1/51	67,345	58,369
3.50% 1/1/46	119,794	110,359
3.50% 7/1/47	198,259	182,597
3.50% 2/1/48	47,162	42,890
3.50% 11/1/48	240,634	218,708
3.50% 12/1/49	142,415	129,511
3.50% 3/1/50	10,319	9,408
3.50% 7/1/50	344,768	314,720
3.50% 8/1/50	908,424	825,655
3.50% 9/1/50	587,157	535,910
3.50% 6/1/51	623,858	559,889
3.50% 1/1/52	377,204	338,146
3.50% 5/1/52	278,927	252,179
3.50% 9/1/52	202,037	180,690
4.00% 3/1/47	190,459	179,182
4.00% 4/1/47	7,217	6,791
4.00% 6/1/48	85,135	80,060
4.00% 9/1/48	3,552	3,335
4.00% 10/1/48	300,834	284,985
4.00% 6/1/49	6,564	6,175
4.00% 5/1/51	441,493	413,714
2    NQ- FR [0823] 1023 (3151764)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 6/1/52	477,124	$ 440,581
4.00% 9/1/52	155,898	143,925
4.50% 11/1/47	81,522	78,859
4.50% 9/1/48	346,800	333,484
4.50% 1/1/49	13,488	13,006
4.50% 5/1/49	136,153	130,797
4.50% 1/1/50	1,467,819	1,429,813
4.50% 4/1/50	206,642	199,409
4.50% 9/1/52	144,148	136,732
4.50% 2/1/53	2,667,841	2,529,583
5.00% 7/1/47	754,161	753,650
5.00% 7/1/49	80,206	78,974
5.00% 8/1/49	600,027	592,564
5.00% 6/1/52	373,665	362,555
5.00% 9/1/52	106,623	103,437
5.00% 10/1/52	288,884	280,905
5.50% 5/1/44	1,310,527	1,334,187
5.50% 8/1/52	1,182,633	1,167,459
5.50% 10/1/52	270,509	267,904
5.50% 3/1/53	254,347	251,150
6.00% 1/1/42	756,134	780,415
6.00% 6/1/53	625,090	626,695
6.50% 11/1/33	62,885	63,871
6.50% 6/1/36	11,865	12,051
7.00% 3/1/32	85,768	85,387
7.00% 8/1/32	73,757	72,878
Freddie Mac S.F. 15 yr
2.00% 12/1/35	139,268	123,124
3.00% 3/1/35	523,197	485,638
4.50% 9/1/37	453,461	442,211
Freddie Mac S.F. 20 yr
2.00% 3/1/41	111,169	93,698
2.50% 9/1/41	176,595	152,001
3.00% 9/1/40	176,337	157,659
Freddie Mac S.F. 30 yr
2.00% 9/1/51	160,275	128,263
2.00% 3/1/52	7,415	5,905
2.50% 11/1/50	195,932	164,277
2.50% 12/1/51	553,486	463,328
3.00% 11/1/46	929,006	815,355
3.00% 7/1/50	312,255	270,511
NQ- FR [0823] 1023 (3151764)    3

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
3.00% 8/1/50	133,628	$ 117,315
3.00% 12/1/50	376,876	329,650
3.00% 8/1/51	702,230	608,642
3.00% 1/1/52	117,748	101,585
3.50% 8/1/49	460,256	418,034
3.50% 4/1/52	26,250	23,575
3.50% 6/1/52	22,402	20,078
4.00% 10/1/47	21,622	20,179
4.00% 8/1/52	446,277	413,406
4.00% 9/1/52	596,931	551,639
4.50% 8/1/48	66,618	64,393
4.50% 1/1/49	83,096	80,061
4.50% 8/1/49	20,557	19,842
4.50% 10/1/52	686,893	651,292
5.00% 6/1/53	288,424	280,136
5.50% 9/1/41	19,591	19,995
5.50% 9/1/52	712,163	714,890
5.50% 10/1/52	632,540	624,423
5.50% 3/1/53	310,954	308,753
5.50% 6/1/53	364,847	360,166
6.00% 1/1/53	367,211	372,934

GNMA I S.F. 30 yr 3.00%8/15/45	779,060	692,867
GNMA II S.F. 30 yr
3.00% 12/20/51	108,627	95,704
3.00% 1/20/52	159,099	139,874
5.50% 5/20/37	7,427	7,612
6.50% 6/20/39	11,610	12,130
Total Agency Mortgage-Backed Securities (cost $41,642,404)		37,618,738

Collateralized Debt Obligations — 0.26%
Cedar Funding IX CLO Series 2018-9A A1 144A 6.568% (TSFR3M + 1.24%, Floor 0.98%) 4/20/31 #, •	500,000	498,004
ICG US CLO 2014-1 Series 2014-1A A1A2 144A 6.788% (TSFR3M + 1.46%, Floor 1.20%) 10/20/34 #, •	250,000	246,269
Signal Peak CLO 5 Series 2018-5A A 144A 6.723% (TSFR03M + 1.37%, Floor 1.11%) 4/25/31 #, •	237,041	236,330
4    NQ- FR [0823] 1023 (3151764)

(Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Sound Point Clo XXI Series 2018-3A A1A 144A 6.792% (TSFR3M + 1.44%, Floor 1.18%) 10/26/31 #, •	500,000	$ 496,253
Venture 34 CLO Series 2018-34A A 144A 6.80% (TSFR3M + 1.49%, Floor 1.23%) 10/15/31 #, •	550,000	546,208
Venture 42 CLO Series 2021-42A A1A 144A 6.70% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	250,000	245,279
Total Collateralized Debt Obligations (cost $2,270,337)		2,268,343

Convertible Bonds — 7.44%
Basic Industry — 0.13%
Ivanhoe Mines 144A 2.50% exercise price $9.31, maturity date 4/15/26 #	843,000	1,114,846
		1,114,846
Brokerage — 0.10%
WisdomTree 144A 5.75% exercise price $9.54, maturity date 8/15/28 #	850,000	904,825
		904,825
Capital Goods — 0.45%
Chart Industries 1.00% exercise price $58.73, maturity date 11/15/24	725,000	2,248,950
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	1,839,000	1,772,796
		4,021,746
Communications — 0.87%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	2,700,000	2,042,550
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	2,817,000	1,718,370
Liberty Broadband 144A 3.125% exercise price $529.07, maturity date 3/31/53 #	2,955,000	3,110,137
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	853,000	816,748
		7,687,805
NQ- FR [0823] 1023 (3151764)    5

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Consumer Cyclical — 0.46%
Cheesecake Factory 0.375% exercise price $75.96, maturity date 6/15/26	3,009,000	$ 2,482,425
Ford Motor 0.885% exercise price $15.49, maturity date 3/15/26 ^	1,636,000	1,604,098
		4,086,523
Consumer Non-Cyclical — 2.27%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	1,376,000	1,345,866
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	2,587,000	2,523,618
Chegg 4.581% exercise price $107.55, maturity date 9/1/26 ^	2,846,000	2,252,040
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	2,828,000	1,866,480
CONMED 2.25% exercise price $145.33, maturity date 6/15/27	2,212,000	2,226,378
Integer Holdings 144A 2.125% exercise price $87.20, maturity date 2/15/28 #	376,000	434,844
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	2,277,000	2,106,225
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	1,763,000	1,648,405
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	983,000	1,064,712
Lantheus Holdings 144A 2.625% exercise price $79.81, maturity date 12/15/27 #	377,000	435,661
Pacira BioSciences 0.75% exercise price $71.77, maturity date 8/1/25	2,265,000	2,076,722
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	2,182,000	2,154,725
		20,135,676
Electric — 0.74%
Duke Energy 144A 4.125% exercise price $118.86, maturity date 4/15/26 #	1,610,000	1,572,970
FirstEnergy 144A 4.00% exercise price $46.81, maturity date 5/1/26 #	1,180,000	1,149,383
NextEra Energy Partners 144A 1.002% exercise price $75.33, maturity date 11/15/25 #, ^	819,000	727,681
NRG Energy 2.75% exercise price $42.18, maturity date 6/1/48	1,535,000	1,625,565
6    NQ- FR [0823] 1023 (3151764)

(Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Electric (continued)
Ormat Technologies 2.50% exercise price $90.27, maturity date 7/15/27	1,432,000	$ 1,467,084
		6,542,683
Energy — 0.30%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	1,679,000	2,688,079
		2,688,079
Financials — 0.28%
Repay Holdings 144A 3.768% exercise price $33.60, maturity date 2/1/26 #, ^	2,936,000	2,453,322
		2,453,322
Industrials — 0.02%
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	428,000	149,800
		149,800
Real Estate Investment Trusts — 0.19%
Summit Hotel Properties 1.50% exercise price $11.72, maturity date 2/15/26	2,030,000	1,669,675
		1,669,675
Technology — 1.40%
Akamai Technologies 0.125% exercise price $95.10, maturity date 5/1/25	2,279,000	2,670,760
Block 0.125% exercise price $121.00, maturity date 3/1/25	927,000	860,720
InterDigital 3.50% exercise price $77.50, maturity date 6/1/27	2,662,000	3,322,442
Semtech 144A 1.625% exercise price $37.27, maturity date 11/1/27 #	2,097,000	2,013,120
Verint Systems 0.25% exercise price $62.08, maturity date 4/15/26	2,050,000	1,774,262
Wolfspeed 0.25% exercise price $127.22, maturity date 2/15/28	2,372,000	1,758,838
		12,400,142
NQ- FR [0823] 1023 (3151764)    7

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Transportation — 0.23%
Spirit Airlines 1.00% exercise price $41.62, maturity date 5/15/26	2,436,000	$ 2,069,382
		2,069,382
Total Convertible Bonds (cost $65,856,717)		65,924,504

Corporate Bonds — 11.18%
Automotive — 0.30%
Allison Transmission
144A 3.75% 1/30/31 #	340,000	284,296
144A 5.875% 6/1/29 #	1,000,000	966,810

Ford Motor 4.75% 1/15/43	210,000	157,186
Ford Motor Credit
3.375% 11/13/25	240,000	223,968
4.542% 8/1/26	750,000	707,609

Goodyear Tire & Rubber 5.25% 7/15/31	365,000	314,685
		2,654,554
Banking — 1.00%
Banco Continental 144A 2.75% 12/10/25 #	400,000	363,898
Bank of America
1.922% 10/24/31 μ	560,000	439,007
2.482% 9/21/36 μ	340,000	258,427
2.884% 10/22/30 μ	20,000	17,170
2.972% 2/4/33 μ	240,000	197,414
3.194% 7/23/30 μ	55,000	48,314
6.204% 11/10/28 μ	280,000	286,544

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	20,000	19,453
BBVA Bancomer 144A 1.875% 9/18/25 #	400,000	368,174
Citigroup 5.61% 9/29/26 μ	575,000	572,513
Citizens Bank 6.064% 10/24/25 μ	790,000	765,228
Citizens Financial Group 2.85% 7/27/26	345,000	313,365
Deutsche Bank 6.72% 1/18/29 μ	150,000	151,976
Goldman Sachs Group
1.542% 9/10/27 μ	638,000	563,621
2.60% 2/7/30	70,000	59,113
3.102% 2/24/33 μ	20,000	16,641
8    NQ- FR [0823] 1023 (3151764)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
1.764% 11/19/31 μ	40,000	$ 31,313
1.953% 2/4/32 μ	140,000	110,382
2.58% 4/22/32 μ	435,000	356,233
3.109% 4/22/51 μ	30,000	20,330
4.08% 4/26/26 μ	170,000	165,908
KeyBank
3.40% 5/20/26	500,000	446,048
5.85% 11/15/27	30,000	28,956

KeyCorp 4.789% 6/1/33 μ	2,000	1,727
Morgan Stanley
1.794% 2/13/32 μ	315,000	242,318
1.928% 4/28/32 μ	15,000	11,570
2.484% 9/16/36 μ	256,000	193,170
2.511% 10/20/32 μ	40,000	31,864
5.123% 2/1/29 μ	15,000	14,708
5.25% 4/21/34 μ	4,000	3,887
6.138% 10/16/26 μ	155,000	156,157
6.296% 10/18/28 μ	249,000	255,544
6.342% 10/18/33 μ	50,000	52,409

NBK SPC 144A 1.625% 9/15/27 #, μ	405,000	360,450
PNC Financial Services Group
2.60% 7/23/26	355,000	329,803
5.671% 10/28/25 μ	345,000	343,775

Popular 7.25% 3/13/28	10,000	10,073
State Street
5.751% 11/4/26 μ	15,000	15,034
5.82% 11/4/28 μ	10,000	10,159
SVB Financial Group
1.80% 10/28/26 ‡	51,000	34,218
1.80% 2/2/31 ‡	60,000	36,546
4.00% 5/15/26 ‡, ψ	680,000	34,589
4.57% 4/29/33 ‡	22,000	14,411

Truist Bank 2.636% 9/17/29 μ	533,000	496,049
Truist Financial
1.887% 6/7/29 μ	75,000	62,624
4.95% 9/1/25 μ, ψ	85,000	79,190
6.123% 10/28/33 μ	10,000	10,068
NQ- FR [0823] 1023 (3151764)    9

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
US Bancorp
2.491% 11/3/36 μ	65,000	$ 47,932
3.00% 7/30/29	150,000	128,669
3.10% 4/27/26	210,000	197,155
4.839% 2/1/34 μ	10,000	9,280
5.727% 10/21/26 μ	59,000	58,996
		8,842,403
Basic Industry — 0.59%
AngloGold Ashanti Holdings 3.75% 10/1/30	400,000	331,948
Avient 144A 5.75% 5/15/25 #	312,000	308,157
Chemours 144A 5.75% 11/15/28 #	600,000	539,531
CP Atlas Buyer 144A 7.00% 12/1/28 #	190,000	159,740
First Quantum Minerals
144A 7.50% 4/1/25 #	635,000	634,859
144A 8.625% 6/1/31 #	425,000	433,021

FMG Resources August 2006 144A 5.875% 4/15/30 #	385,000	357,666
Freeport-McMoRan 5.45% 3/15/43	310,000	278,518
Metinvest 8.50% 4/23/26	400,000	268,780
Newmont
2.25% 10/1/30	150,000	122,022
2.60% 7/15/32	100,000	80,584

Novelis 144A 4.75% 1/30/30 #	560,000	501,730
Olin 5.00% 2/1/30	135,000	123,737
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	255,000	228,460
Sherwin-Williams
2.90% 3/15/52	235,000	148,079
3.30% 5/15/50	475,000	321,969

Standard Industries 144A 3.375% 1/15/31 #	525,000	419,100
		5,257,901
Brokerage — 0.07%
Jefferies Financial Group
2.625% 10/15/31	355,000	277,100
4.15% 1/23/30	170,000	153,296
6.45% 6/8/27	90,000	92,003
6.50% 1/20/43	70,000	69,622
		592,021
10    NQ- FR [0823] 1023 (3151764)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods — 0.41%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	200,000	$ 160,970
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	605,000	492,289
Bombardier
144A 6.00% 2/15/28 #	350,000	327,436
144A 7.50% 2/1/29 #	100,000	98,081

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	190,000	172,010
Eaton 4.15% 3/15/33	110,000	103,796
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	410,000	404,114
144A 9.25% 4/15/27 #	150,000	136,049

Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	135,000	121,543
Sealed Air 144A 5.00% 4/15/29 #	350,000	325,103
Teledyne Technologies 2.75% 4/1/31	840,000	701,824
TransDigm 144A 6.25% 3/15/26 #	607,000	601,807
		3,645,022
Communications — 0.56%
AT&T
3.50% 6/1/41	31,000	22,757
3.50% 9/15/53	735,000	484,157
4.35% 3/1/29	280,000	265,026
1.70% 3/25/26	215,000	196,039
Charter Communications Operating
3.85% 4/1/61	440,000	263,131
4.40% 12/1/61	290,000	190,814
4.80% 3/1/50	240,000	177,985
5.05% 3/30/29	100,000	95,280
Comcast
2.80% 1/15/51	220,000	139,703
3.20% 7/15/36	552,000	447,011
3.375% 8/15/25	530,000	512,245
Crown Castle
1.05% 7/15/26	565,000	499,808
2.10% 4/1/31	210,000	165,782

Discovery Communications 4.00% 9/15/55	475,000	310,105
Millicom International Cellular 144A 4.50% 4/27/31 #	400,000	316,404
Time Warner Cable 7.30% 7/1/38	170,000	172,338
NQ- FR [0823] 1023 (3151764)    11

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
3.00% 2/15/41	440,000	$ 311,077
3.75% 4/15/27	130,000	123,269
Verizon Communications
2.10% 3/22/28	200,000	174,899
2.875% 11/20/50	70,000	42,967

Warnermedia Holdings 4.279% 3/15/32	20,000	17,657
		4,928,454
Consumer Cyclical — 0.08%
Amazon.com 2.50% 6/3/50	15,000	9,572
Aptiv 3.10% 12/1/51	817,000	498,569
VICI Properties 4.95% 2/15/30	230,000	216,553
		724,694
Consumer Goods — 0.15%
Energizer Holdings 144A 4.375% 3/31/29 #	135,000	115,779
Pilgrim's Pride 4.25% 4/15/31	665,000	575,918
Post Holdings
144A 5.50% 12/15/29 #	568,000	525,942
144A 5.625% 1/15/28 #	160,000	153,565
		1,371,204
Consumer Non-Cyclical — 0.46%
AbbVie 2.95% 11/21/26	190,000	177,921
Amgen
5.15% 3/2/28	300,000	299,826
5.25% 3/2/30	10,000	10,019
5.25% 3/2/33	113,000	112,460
5.65% 3/2/53	5,000	4,960
Bunge Limited Finance
1.63% 8/17/25	150,000	138,985
2.75% 5/14/31	565,000	473,054

Central American Bottling 144A 5.25% 4/27/29 #	400,000	367,640
CVS Health
1.875% 2/28/31	20,000	15,712
2.70% 8/21/40	1,280,000	860,548

HCA 3.50% 7/15/51	55,000	36,703
InRetail Consumer 144A 3.25% 3/22/28 #	400,000	346,731
JBS USA LUX 3.00% 2/2/29	300,000	257,627
MHP Lux 6.95% 4/3/26	400,000	232,784
12    NQ- FR [0823] 1023 (3151764)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Royalty Pharma
1.20% 9/2/25	655,000	$ 596,918
1.75% 9/2/27	190,000	164,014
3.35% 9/2/51	15,000	9,318
		4,105,220
Electric — 0.70%
AEP Transmission 5.40% 3/15/53	5,000	4,972
Appalachian Power 4.50% 8/1/32	175,000	162,530
Atlantic City Electric 4.00% 10/15/28	75,000	71,223
Berkshire Hathaway Energy 2.85% 5/15/51	210,000	130,329
Calpine
144A 5.00% 2/1/31 #	550,000	465,879
144A 5.25% 6/1/26 #	80,000	78,566

Duke Energy 4.875% 9/16/24 μ, ψ	570,000	557,015
Duke Energy Carolinas
3.95% 11/15/28	420,000	400,366
4.95% 1/15/33	25,000	24,644

Entergy Arkansas 4.20% 4/1/49	190,000	152,081
Entergy Louisiana
4.00% 3/15/33	90,000	80,825
4.95% 1/15/45	20,000	17,723

Entergy Mississippi 2.85% 6/1/28	150,000	135,465
Entergy Texas 3.55% 9/30/49	300,000	213,395
Exelon 5.30% 3/15/33	10,000	9,881
Nevada Power 5.90% 5/1/53	165,000	166,457
NextEra Energy Capital Holdings
2.25% 6/1/30	85,000	69,933
3.00% 1/15/52	905,000	576,650
5.65% 5/1/79 μ	55,000	51,250
Pacific Gas and Electric
2.10% 8/1/27	30,000	25,933
2.50% 2/1/31	45,000	35,156
3.25% 6/1/31	25,000	20,296
3.30% 8/1/40	355,000	238,489
4.95% 7/1/50	43,000	33,302
NQ- FR [0823] 1023 (3151764)    13

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
PacifiCorp
2.70% 9/15/30	20,000	$ 16,736
2.90% 6/15/52	425,000	251,188
3.30% 3/15/51	30,000	19,178
3.50% 6/15/29	255,000	230,679
5.35% 12/1/53	5,000	4,319

Southern 5.70% 10/15/32	170,000	172,753
Southern California Edison
3.45% 2/1/52	137,000	93,924
4.00% 4/1/47	355,000	275,481
4.20% 3/1/29	150,000	142,422
4.875% 3/1/49	165,000	143,619

Southwestern Electric Power 4.10% 9/15/28	165,000	156,464
Vistra
144A 7.00% 12/15/26 #, μ, ψ	620,000	574,430
144A 8.00% 10/15/26 #, μ, ψ	265,000	253,660

Vistra Operations 144A 4.30% 7/15/29 #	215,000	190,966
		6,248,179
Energy — 1.41%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	485,000	442,275
144A 7.00% 11/1/26 #	235,000	233,831

BP Capital Markets 4.875% 3/22/30 μ, ψ	85,000	77,243
BP Capital Markets America
2.721% 1/12/32	80,000	67,015
2.939% 6/4/51	275,000	179,695
4.812% 2/13/33	10,000	9,684
Callon Petroleum
144A 7.50% 6/15/30 #	135,000	133,575
144A 8.00% 8/1/28 #	470,000	477,057

CNX Midstream Partners 144A 4.75% 4/15/30 #	190,000	164,172
CNX Resources 144A 6.00% 1/15/29 #	405,000	386,083
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	41,000	39,809
144A 6.00% 2/1/29 #	299,000	293,842
Diamondback Energy
3.125% 3/24/31	435,000	374,316
4.25% 3/15/52	69,000	51,879

Energean Israel Finance 144A 4.875% 3/30/26 #	200,000	188,088
14    NQ- FR [0823] 1023 (3151764)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Energy Transfer
5.25% 4/15/29	170,000	$ 166,187
5.75% 2/15/33	3,000	2,986
6.25% 4/15/49	115,000	110,232
6.50% 11/15/26 μ, ψ	445,000	406,975
Enterprise Products Operating
3.20% 2/15/52	695,000	470,210
3.30% 2/15/53	40,000	27,390
5.35% 1/31/33	5,000	5,031
EQM Midstream Partners
144A 4.75% 1/15/31 #	470,000	415,813
6.50% 7/15/48	90,000	81,787

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	785,084	661,010
Genesis Energy
7.75% 2/1/28	850,000	827,932
8.00% 1/15/27	560,000	552,636
Hilcorp Energy I
144A 6.00% 4/15/30 #	400,000	372,468
144A 6.00% 2/1/31 #	55,000	50,588
144A 6.25% 4/15/32 #	213,000	195,682

Kinder Morgan 5.20% 6/1/33	15,000	14,375
Murphy Oil 6.375% 7/15/28	925,000	925,363
NuStar Logistics
5.625% 4/28/27	503,000	488,514
6.00% 6/1/26	157,000	154,036

PDC Energy 5.75% 5/15/26	660,000	658,762
Southwestern Energy
5.375% 2/1/29	55,000	52,237
5.375% 3/15/30	255,000	238,990

Targa Resources Partners 5.00% 1/15/28	600,000	577,905
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	365,000	312,755
Transocean 144A 144A 8.00% 2/1/27 #	264,000	257,800
USA Compression Partners
6.875% 4/1/26	215,000	212,779
6.875% 9/1/27	398,000	388,419

Vital Energy 144A 7.75% 7/31/29 #	325,000	292,814
Weatherford International 144A 8.625% 4/30/30 #	422,000	432,621
		12,472,861
NQ- FR [0823] 1023 (3151764)    15

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies — 0.35%
AerCap Ireland Capital DAC
3.00% 10/29/28		150,000	$ 130,102
3.65% 7/21/27		200,000	184,145
4.45% 4/3/26		645,000	621,845
Air Lease
2.875% 1/15/26		560,000	523,823
2.875% 1/15/32		300,000	240,335
3.00% 2/1/30		175,000	147,231
5.85% 12/15/27		55,000	55,043
Aviation Capital Group
144A 1.95% 1/30/26 #		830,000	749,159
144A 3.50% 11/1/27 #		445,000	398,453
144A 6.25% 4/15/28 #		15,000	14,937
			3,065,073
Financial Services — 0.16%
AerCap Holdings 5.875% 10/10/79 μ		185,000	178,888
Air Lease 4.65% 6/15/26 μ, ψ		180,000	157,099
Castlelake Aviation Finance 144A 5.00% 4/15/27 #		505,000	466,066
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #		200,000	178,191
MSCI 144A 3.625% 11/1/31 #		485,000	411,806
			1,392,050
Financials — 0.05%
MAF Global Securities 7.875% 6/30/27 μ, ψ		400,000	406,869
			406,869
Government Agency — 0.38%
Banco Nacional de Panama 144A 2.50% 8/11/30 #		405,000	324,378
Development Bank of Kazakhstan JSC 144A 10.95% 5/6/26 #	KZT	200,000,000	372,353
Georgian Railway JSC 4.00% 6/17/28		400,000	349,320
Hutama Karya Persero 144A 3.75% 5/11/30 #		600,000	543,205
OCP 144A 3.75% 6/23/31 #		400,000	331,105
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #		200,000	189,776
PTTEP Treasury Center 144A 2.587% 6/10/27 #		385,000	350,025
QazaqGaz NC JSC 144A 4.375% 9/26/27 #		960,000	884,976
			3,345,138
Healthcare — 0.41%
AthenaHealth Group 144A 6.50% 2/15/30 #		75,000	65,205
Bausch Health 144A 11.00% 9/30/28 #		256,000	183,408
16    NQ- FR [0823] 1023 (3151764)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)
Catalent Pharma Solutions
144A 3.125% 2/15/29 #	140,000	$ 117,947
144A 3.50% 4/1/30 #	15,000	12,674

Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	605,000	548,426
CHS 144A 4.75% 2/15/31 #	325,000	242,418
DaVita
144A 3.75% 2/15/31 #	190,000	151,476
144A 4.625% 6/1/30 #	470,000	403,567
HCA
5.375% 2/1/25	4,000	3,976
7.58% 9/15/25	214,000	220,072

Heartland Dental 144A 8.50% 5/1/26 #	495,000	465,887
Medline Borrower 144A 5.25% 10/1/29 #	118,000	104,904
Organon & Co. 144A 5.125% 4/30/31 #	250,000	213,226
Tenet Healthcare
4.25% 6/1/29	235,000	210,039
6.125% 10/1/28	675,000	650,764
		3,593,989
Industrials — 0.02%
CK Hutchison International 23 144A 4.875% 4/21/33 #	200,000	193,322
		193,322
Insurance — 0.75%
American International Group 5.125% 3/27/33	230,000	222,628
Aon
2.90% 8/23/51	370,000	235,069
5.00% 9/12/32	755,000	738,228

Athene Holding 3.95% 5/25/51	705,000	494,069
Berkshire Hathaway Finance 3.85% 3/15/52	945,000	753,724
Brighthouse Financial 3.85% 12/22/51	221,000	139,083
GA Global Funding Trust 144A 1.00% 4/8/24 #	365,000	352,858
HUB International 144A 5.625% 12/1/29 #	470,000	416,149
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	585,000	597,718
144A 10.50% 12/15/30 #	620,000	631,956
NFP
144A 6.875% 8/15/28 #	360,000	317,402
144A 7.50% 10/1/30 #	150,000	145,756
NQ- FR [0823] 1023 (3151764)    17

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
UnitedHealth Group
4.50% 4/15/33	465,000	$ 448,179
5.05% 4/15/53	440,000	420,311

USI 144A 6.875% 5/1/25 #	758,000	758,606
		6,671,736
Leisure — 0.41%
Boyd Gaming
4.75% 12/1/27	505,000	473,728
144A 4.75% 6/15/31 #	135,000	119,027
Caesars Entertainment
144A 7.00% 2/15/30 #	100,000	100,481
144A 8.125% 7/1/27 #	247,000	251,009
Carnival
144A 5.75% 3/1/27 #	425,000	400,356
144A 6.00% 5/1/29 #	460,000	415,737
144A 7.625% 3/1/26 #	170,000	169,650

Light & Wonder International 144A 7.25% 11/15/29 #	425,000	427,176
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	844,000	791,925
144A 7.25% 1/15/30 #	55,000	55,888

Scientific Games Holdings 144A 6.625% 3/1/30 #	505,000	445,617
		3,650,594
Media — 0.60%
AMC Networks 4.25% 2/15/29	390,000	248,949
CCO Holdings
144A 4.50% 8/15/30 #	445,000	374,853
4.50% 5/1/32	150,000	121,742
144A 5.375% 6/1/29 #	645,000	587,643

CMG Media 144A 8.875% 12/15/27 #	550,000	432,559
CSC Holdings
144A 3.375% 2/15/31 #	945,000	649,883
144A 5.00% 11/15/31 #	700,000	374,758

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	403,000	295,820
Directv Financing 144A 5.875% 8/15/27 #	340,000	301,620
DISH DBS 144A 5.75% 12/1/28 #	490,000	381,291
Gray Escrow II 144A 5.375% 11/15/31 #	405,000	283,114
Gray Television 144A 4.75% 10/15/30 #	543,000	379,687
18    NQ- FR [0823] 1023 (3151764)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)

Sirius XM Radio 144A 4.00% 7/15/28 #	1,065,000	$ 923,180
		5,355,099
Natural Gas — 0.11%
Atmos Energy
2.85% 2/15/52	200,000	129,614
5.75% 10/15/52	170,000	177,474

ENN Energy Holdings 144A 4.625% 5/17/27 #	200,000	194,884
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	480,000	442,759
		944,731
Real Estate Investment Trusts — 0.05%
VICI Properties
144A 3.875% 2/15/29 #	225,000	198,857
144A 5.75% 2/1/27 #	210,000	206,002
		404,859
Retail — 0.35%
Asbury Automotive Group
144A 4.625% 11/15/29 #	85,000	75,074
4.75% 3/1/30	230,000	202,303
Bath & Body Works
6.875% 11/1/35	580,000	542,883
6.95% 3/1/33	391,000	365,811

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	499,000	455,166
Michaels
144A 5.25% 5/1/28 #	210,000	175,276
144A 7.875% 5/1/29 #	160,000	111,056

Murphy Oil USA 144A 3.75% 2/15/31 #	530,000	446,313
PetSmart 144A 7.75% 2/15/29 #	755,000	721,713
		3,095,595
Services — 0.42%
CDW 3.569% 12/1/31	545,000	461,379
Gartner 144A 4.50% 7/1/28 #	170,000	158,698
Iron Mountain
144A 4.50% 2/15/31 #	430,000	369,818
144A 5.25% 3/15/28 #	510,000	478,644

Prime Security Services Borrower 144A 5.75% 4/15/26 #	713,000	700,355
Staples 144A 7.50% 4/15/26 #	626,000	518,552
United Rentals North America 3.875% 2/15/31	411,000	351,925
NQ- FR [0823] 1023 (3151764)    19

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services (continued)

White Cap Buyer 144A 6.875% 10/15/28 #	455,000	$ 417,974
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	234,000	231,180
		3,688,525
Technology — 0.25%
Autodesk 2.40% 12/15/31	325,000	264,079
Broadcom
144A 3.137% 11/15/35 #	4,000	3,055
144A 3.419% 4/15/33 #	11,000	9,120
144A 3.469% 4/15/34 #	742,000	606,622
CDW
2.67% 12/1/26	30,000	27,241
3.276% 12/1/28	390,000	342,730

Marvell Technology 2.45% 4/15/28	260,000	228,195
Oracle
3.60% 4/1/50	173,000	119,660
4.65% 5/6/30	5,000	4,805
5.55% 2/6/53	61,000	56,744

PayPal Holdings 2.65% 10/1/26	340,000	316,722
SK Hynix 144A 6.50% 1/17/33 #	200,000	202,254
		2,181,227
Technology & Electronics — 0.28%
Clarios Global 144A 8.50% 5/15/27 #	285,000	288,404
CommScope 144A 8.25% 3/1/27 #	175,000	116,120
CommScope Technologies 144A 6.00% 6/15/25 #	265,000	242,807
Entegris Escrow
144A 4.75% 4/15/29 #	256,000	238,425
144A 5.95% 6/15/30 #	445,000	426,606

Micron Technology 5.875% 9/15/33	285,000	279,606
NCR 144A 5.25% 10/1/30 #	170,000	152,721
Seagate HDD Cayman
5.75% 12/1/34	165,000	146,282
144A 8.25% 12/15/29 #	150,000	157,502

Sensata Technologies 144A 4.00% 4/15/29 #	255,000	224,224
SS&C Technologies 144A 5.50% 9/30/27 #	265,000	255,354
		2,528,051
Telecommunications — 0.53%
Altice France 144A 5.50% 10/15/29 #	600,000	433,932
Altice France Holding 144A 6.00% 2/15/28 #	800,000	353,816
Connect Finco 144A 6.75% 10/1/26 #	450,000	427,350
20    NQ- FR [0823] 1023 (3151764)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Telecommunications (continued)
Consolidated Communications
144A 5.00% 10/1/28 #		405,000	$ 303,880
144A 6.50% 10/1/28 #		390,000	299,766

Digicel International Finance 144A 8.75% 5/25/24 #		400,000	366,454
Frontier Communications Holdings
144A 5.00% 5/1/28 #		35,000	30,023
144A 5.875% 10/15/27 #		848,000	773,123
5.875% 11/1/29		110,000	81,568
144A 6.75% 5/1/29 #		250,000	194,290

Northwest Fiber 144A 4.75% 4/30/27 #		685,000	603,265
Sable International Finance 144A 5.75% 9/7/27 #		200,000	185,721
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		605,000	506,269
VZ Secured Financing 144A 5.00% 1/15/32 #		200,000	163,231
			4,722,688
Transportation — 0.33%
American Airlines 144A 5.75% 4/20/29 #		302,605	289,713
Azul Secured Finance 144A 11.93% 8/28/28 #		320,000	317,967
Babcock International Group 1.375% 9/13/27	EUR	200,000	193,847
Burlington Northern Santa Fe 2.875% 6/15/52		15,000	9,925
Delta Air Lines 7.375% 1/15/26		308,000	317,199
Grupo Aeromexico 144A 8.50% 3/17/27 #		400,000	370,235
Mileage Plus Holdings 144A 6.50% 6/20/27 #		552,000	550,632
Rumo Luxembourg 144A 5.25% 1/10/28 #		400,000	375,223
United Airlines
144A 4.375% 4/15/26 #		195,000	183,968
144A 4.625% 4/15/29 #		235,000	209,262
United Airlines Pass Through Trust
Series 2014-1 A 4.00% 10/11/27 ♦		39,327	37,476
Series 2014-2 A 3.75% 3/3/28 ♦		89,991	84,704
			2,940,151
Total Corporate Bonds (cost $108,919,262)			99,022,210

Municipal Bonds — 0.05%
Bay Area, California Toll Authority Revenue (Build America Bonds) Series S-3 6.907% 10/1/50		185,000	227,441
New Jersey Turnpike Authority Revenue (Build America Bonds) Series A 7.102% 1/1/41		105,000	125,636
NQ- FR [0823] 1023 (3151764)    21

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds (continued)
South Carolina Public Service Authority Revenue Series D 4.77% 12/1/45	60,000	$ 52,033
Total Municipal Bonds (cost $489,735)		405,110

Non-Agency Asset-Backed Securities — 0.30%
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	250,000	215,771
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	244,375	208,724
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	234,828	231,632
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	140,000	130,218
John Deere Owner Trust 2022 Series 2022-A A2 1.90% 11/15/24	5,605	5,592
Park Avenue Institutional Advisers CLO Series 2021-1A A1A 144A 6.978% (LIBOR03M + 1.39%, Floor 1.39%) 1/20/34 #, •	250,000	249,529
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	461,775	400,069
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	2,781	2,746
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	2,202	2,183
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	17,174	16,491

Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	250,000	238,440
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	550,000	515,910
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	470,000	462,531
Total Non-Agency Asset-Backed Securities (cost $2,878,537)		2,679,836

Non-Agency Collateralized Mortgage Obligations — 0.11%
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.414% 6/25/29 #, •	42,372	37,223
Series 2014-2 B2 144A 3.414% 6/25/29 #, •	42,372	36,916
Series 2015-4 B1 144A 3.539% 6/25/45 #, •	102,134	90,216
Series 2015-4 B2 144A 3.539% 6/25/45 #, •	102,133	90,040
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	42,555	33,585
22    NQ- FR [0823] 1023 (3151764)

(Unaudited)
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Trust
Series 2015-5 B2 144A 6.525% 5/25/45 #, •		75,553	$ 72,394
Series 2015-6 B2 144A 3.522% 10/25/45 #, •		93,382	85,330

Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 144A 2.50% 7/25/51 #, •		84,182	66,438
Sequoia Mortgage Trust Series 2015-1 B2 144A 3.92% 1/25/45 #, •		19,682	18,470
WST Trust Series 2019-1 A 5.145% (BBSW1M + 1.08%) 8/18/50 •	AUD	742,641	481,992
Total Non-Agency Collateralized Mortgage Obligations (cost $1,090,479)			1,012,604

Non-Agency Commercial Mortgage-Backed Securities — 1.28%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •		95,000	81,619
Series 2019-BN20 A3 3.011% 9/15/62		250,000	212,479
Series 2019-BN21 A5 2.851% 10/17/52		725,000	624,315
Series 2020-BN25 A5 2.649% 1/15/63		850,000	715,900
Series 2022-BNK40 A4 3.507% 3/15/64 •		1,000,000	860,979

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •		340,000	292,508
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53		850,000	683,207
Series 2020-B21 A5 1.978% 12/17/53		500,000	390,943
Series 2021-B24 A5 2.584% 3/15/54		260,000	205,919
Series 2021-B25 A5 2.577% 4/15/54		450,000	351,736
Series 2022-B33 A5 3.458% 3/15/55		1,000,000	865,243

Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52		350,000	297,041
CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57		250,000	211,558
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54		100,000	94,376
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47		345,000	326,890
Series 2015-3BP A 144A 3.178% 2/10/35 #		500,000	469,269

Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #		100,000	78,134
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50		350,000	319,144
NQ- FR [0823] 1023 (3151764)    23

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2017-GS6 A3 3.433% 5/10/50		515,000	$ 470,873
Series 2019-GC39 A4 3.567% 5/10/52		580,000	517,242
Series 2019-GC42 A4 3.001% 9/10/52		1,280,000	1,109,582
Series 2020-GC47 A5 2.377% 5/12/53		250,000	205,137

JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48		150,000	142,271
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50		350,000	318,780
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46		125,000	109,186
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 A4 3.325% 5/15/49		350,000	327,898
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 A3 2.652% 8/15/49		835,000	757,261
Series 2019-C54 A4 3.146% 12/15/52		375,000	325,301
Total Non-Agency Commercial Mortgage-Backed Securities (cost $13,581,888)			11,364,791

Sovereign Bonds — 1.83%Δ
Albania — 0.03%
Albania Government International Bond
3.50% 11/23/31	EUR	320,000	290,077
			290,077
Angola — 0.02%
Angolan Government International Bond
9.375% 5/8/48		200,000	153,272
			153,272
Argentina — 0.00%
Argentine Republic Government International Bond
0.75% 7/9/30 ~		87,300	29,356
			29,356
Armenia — 0.04%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		400,000	317,222
			317,222
24    NQ- FR [0823] 1023 (3151764)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Bermuda — 0.13%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		800,000	$ 768,800
5.00% 7/15/32		400,000	384,400
			1,153,200
Chile — 0.17%
Chile Government International Bonds
2.55% 1/27/32		918,000	772,362
4.34% 3/7/42		865,000	743,891
			1,516,253
Colombia — 0.03%
Colombia Government International Bond
5.20% 5/15/49		400,000	281,952
			281,952
Dominican Republic — 0.17%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		1,309,000	1,144,978
144A 4.875% 9/23/32 #		200,000	170,198
144A 5.50% 2/22/29 #		200,000	187,483
			1,502,659
Gabon — 0.02%
Gabon Government International Bond
6.625% 2/6/31		200,000	145,925
			145,925
Indonesia — 0.17%
Indonesia Government International Bonds 4.65% 9/20/32		400,000	387,069
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32		1,163,000	1,135,665
			1,522,734
Ivory Coast — 0.10%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	400,000	335,181
144A 6.125% 6/15/33 #		449,000	385,388
144A 6.875% 10/17/40 #	EUR	200,000	163,566
			884,135
NQ- FR [0823] 1023 (3151764)    25

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Morocco — 0.09%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	370,000	$ 368,548
144A 2.375% 12/15/27 #		500,000	436,563
			805,111
Nigeria — 0.04%
Nigeria Government International Bond
7.375% 9/28/33		411,000	315,679
			315,679
Paraguay — 0.20%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #		1,142,000	1,081,150
5.60% 3/13/48		800,000	688,624
			1,769,774
Peru — 0.12%
Corp Financiera de Desarrollo 144A 2.40% 9/28/27 #		400,000	349,050
Peruvian Government International Bonds
3.30% 3/11/41		455,000	338,714
3.60% 1/15/72		516,000	340,077
			1,027,841
Philippines — 0.07%
Philippine Government International Bond
5.50% 1/17/48		650,000	654,469
			654,469
Poland — 0.07%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #		300,000	293,490
Republic of Poland Government International Bond 5.50% 4/4/53		330,000	321,511
			615,001
Republic of North Macedonia — 0.02%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	200,000	205,581
			205,581
Romania — 0.01%
Romanian Government International Bond
144A 2.625% 12/2/40 #	EUR	173,000	116,210
			116,210
26    NQ- FR [0823] 1023 (3151764)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Senegal — 0.04%
Senegal Government International Bond
144A 6.25% 5/23/33 #		400,000	$ 328,042
			328,042
Serbia — 0.06%
Serbia International Bond
1.00% 9/23/28	EUR	576,000	493,727
			493,727
South Africa — 0.12%
Republic of South Africa Government International Bonds
5.65% 9/27/47		1,000,000	711,645
5.75% 9/30/49		444,000	315,542
			1,027,187
Uzbekistan — 0.11%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		500,000	404,053
144A 4.75% 2/20/24 #		624,000	617,341
			1,021,394
Total Sovereign Bonds (cost $17,824,466)			16,176,801

Supranational Banks — 0.11%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #		250,000	232,997
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		393,000	322,633
Corp Andina de Fomento 5.25% 11/21/25		400,000	396,607
Total Supranational Banks (cost $1,051,102)			952,237

US Treasury Obligations — 3.53%
US Treasury Bonds
2.25% 8/15/46		2,050,000	1,412,418
3.625% 2/15/53		1,475,000	1,329,229
3.625% 5/15/53		1,170,000	1,055,468
3.875% 2/15/43		2,835,000	2,638,322
3.875% 5/15/43		1,265,000	1,176,845
NQ- FR [0823] 1023 (3151764)    27

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
4.125% 8/15/53	50,000	$ 49,340
US Treasury Notes
3.375% 5/15/33	9,100,000	8,573,906
3.50% 4/30/28	5,980,000	5,782,029
3.75% 6/30/30	3,985,000	3,877,903
4.00% 6/30/28	1,485,000	1,467,366
4.00% 7/31/28	240,000	238,613
4.00% 7/31/30	1,155,000	1,141,465
4.25% 8/31/30	225,000	224,068
4.375% 8/31/28	2,230,000	2,243,850
4.75% 6/30/25	45,000	44,754
Total US Treasury Obligations (cost $32,131,508)		31,255,576
	Number of shares
Common Stocks — 58.16%
Communication Services — 2.52%
AT&T	202,907	3,000,995
Comcast Class A	92,408	4,320,998
Interpublic Group	20,887	681,125
KDDI	20,500	609,385
Orange	104,590	1,174,723
Publicis Groupe	9,810	766,536
Verizon Communications	229,604	8,031,548
Walt Disney †	44,213	3,699,744
		22,285,054
Consumer Discretionary — 6.45%
adidas AG	9,441	1,887,972
Amadeus IT Group	28,087	1,927,874
Bath & Body Works	77,977	2,875,012
Best Buy	39,601	3,027,496
eBay	33,537	1,501,787
H & M Hennes & Mauritz Class B	66,487	1,017,056
Home Depot	19,688	6,502,946
Kering	1,418	759,886
Lowe's	40,058	9,232,568
NIKE Class B	28,574	2,906,261
PulteGroup	29,967	2,459,092
Ross Stores	34,975	4,260,305
28    NQ- FR [0823] 1023 (3151764)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Sodexo	17,997	$ 1,932,380
Starbucks	21,056	2,051,697
Sturm Ruger & Co.	13,022	671,675
Swatch Group	3,940	1,109,275
TJX	102,410	9,470,877
Tractor Supply	16,276	3,556,306
		57,150,465
Consumer Staples — 4.88%
Altria Group	88,873	3,929,964
Archer-Daniels-Midland	51,800	4,107,740
Asahi Group Holdings	12,700	495,448
Conagra Brands	122,498	3,660,240
Danone	39,310	2,294,547
Diageo	60,582	2,489,233
Dollar General	22,038	3,052,263
Dollar Tree †	28,200	3,450,552
Essity Class B	64,880	1,515,259
Kao	37,300	1,445,649
Koninklijke Ahold Delhaize	88,796	2,905,428
Medifast	32,084	2,705,965
Nestle	20,531	2,472,970
Philip Morris International	48,976	4,704,635
Seven & i Holdings	13,200	542,625
Unilever	46,442	2,378,019
Vector Group	97,835	1,047,813
		43,198,350
Energy — 4.15%
APA	69,440	3,044,250
Cheniere Energy	18,890	3,082,848
Chevron	18,342	2,954,896
ConocoPhillips	72,151	8,588,133
Coterra Energy	90,103	2,540,004
EOG Resources	15,563	2,001,713
Exxon Mobil	65,627	7,297,066
Kinder Morgan	59,514	1,024,831
Marathon Petroleum	30,797	4,396,888
Texas Pacific Land	533	1,004,572
Viper Energy Partners	31,210	868,262
		36,803,463
NQ- FR [0823] 1023 (3151764)    29

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials — 9.72%
Allstate	35,001	$ 3,773,458
Ally Financial	54,034	1,496,201
American International Group	74,500	4,359,740
Ameriprise Financial	12,144	4,099,572
Bank of New York Mellon	55,365	2,484,228
BlackRock	6,170	4,322,332
Blackstone	39,964	4,250,971
Carlyle Group	41,927	1,356,338
Discover Financial Services	13,935	1,255,125
East West Bancorp	39,156	2,166,893
Evercore Class A	5,022	703,331
Fidelity National Financial	49,461	2,047,685
Fidelity National Information Services	75,075	4,193,689
Fifth Third Bancorp	92,343	2,451,707
Invesco	84,187	1,340,257
Jackson Financial Class A	76,551	2,878,318
KeyCorp	317,194	3,593,808
MetLife	61,001	3,863,803
PNC Financial Services Group	8,086	976,223
Principal Financial Group	47,896	3,721,998
Prudential Financial	44,278	4,191,798
S&P Global	2,189	855,593
Sberbank of Russia PJSC =	52,870	0
Sc Hixson =, †	7,200,000	10,005,120
SEI Investments	15,489	961,247
State Street	29,819	2,049,758
Synchrony Financial	79,369	2,562,031
Truist Financial	120,800	3,690,440
US Bancorp	97,600	3,565,328
Western Union	236,250	2,917,688
		86,134,680
Healthcare — 7.13%
AbbVie	36,558	5,372,564
Amgen	3,523	903,086
Baxter International	90,200	3,662,120
Bristol-Myers Squibb	69,369	4,276,599
Cardinal Health	22,227	1,941,084
Cencora	21,605	3,802,048
Cigna Group	13,982	3,862,667
CVS Health	52,400	3,414,908
Fresenius Medical Care AG & Co.	14,975	723,409
30    NQ- FR [0823] 1023 (3151764)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Gilead Sciences	46,665	$ 3,568,939
Hologic †	52,031	3,888,797
Johnson & Johnson	36,674	5,929,452
McKesson	4,811	1,983,672
Merck & Co.	90,531	9,866,068
Novo Nordisk Class B	6,595	1,222,451
OmniAb 12.5 =, †	363	0
OmniAb 15 =, †	363	0
Pfizer	85,092	3,010,555
Roche Holding	6,341	1,868,526
Smith & Nephew	152,367	2,065,298
UnitedHealth Group	3,869	1,843,888
		63,206,131
Industrials — 4.05%
Dover	29,627	4,393,684
Expeditors International of Washington	19,798	2,310,625
Honeywell International	21,735	4,084,876
Intertek Group	25,195	1,321,365
Knorr-Bremse	15,100	1,033,180
Kone Class B	9,103	414,575
Lockheed Martin	2,244	1,006,097
Makita	52,700	1,448,123
Masco	24,446	1,442,558
Northrop Grumman	8,950	3,876,156
Otis Worldwide	24,037	2,056,365
Paychex	33,571	4,103,383
Robert Half	37,480	2,772,021
RTX	44,149	3,798,580
Securitas Class B	222,833	1,816,694
		35,878,282
Information Technology — 14.69%
Accenture Class A	7,083	2,293,263
Apple	142,279	26,729,956
Applied Materials	18,597	2,840,878
Broadcom	9,316	8,597,643
Cisco Systems	162,109	9,296,951
Cognizant Technology Solutions Class A	59,850	4,285,858
Dell Technologies Class C	62,485	3,514,156
HP	126,262	3,751,244
KLA	6,309	3,166,298
NQ- FR [0823] 1023 (3151764)    31

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Lam Research	6,363	$ 4,469,371
Microchip Technology	9,563	782,636
Microsoft	65,907	21,601,678
Monolithic Power Systems	7,046	3,672,446
Motorola Solutions	15,233	4,319,622
NetApp	51,943	3,984,028
NVIDIA	27,104	13,377,179
Oracle	35,300	4,249,767
QUALCOMM	33,112	3,792,317
SAP	18,193	2,541,307
Teledyne Technologies †	6,842	2,862,009
		130,128,607
Materials — 1.01%
Air Liquide	12,359	2,236,171
Dow	41,271	2,251,746
DuPont de Nemours	57,677	4,434,784
		8,922,701
Real Estate — 0.55%
Equity Residential	74,591	4,835,735
Etalon Group GDR 144A #, =, †	20,100	0
Spirit MTA REIT =, †	677	0
		4,835,735
REIT Diversified — 0.18%
Gaming and Leisure Properties	11,154	528,700
LXP Industrial Trust	14,940	146,711
VICI Properties	30,635	944,783
		1,620,194
REIT Healthcare — 0.21%
Alexandria Real Estate Equities	4,464	519,342
CareTrust REIT	6,688	134,763
Healthpeak Properties	4,167	85,757
Medical Properties Trust	1,178	8,505
Ventas	4,295	187,606
Welltower	11,274	934,389
		1,870,362
REIT Hotel — 0.16%
Apple Hospitality REIT	25,312	380,186
Chatham Lodging Trust	19,760	193,253
Host Hotels & Resorts	25,640	404,856
32    NQ- FR [0823] 1023 (3151764)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Hotel (continued)
Park Hotels & Resorts	8,702	$ 111,647
Ryman Hospitality Properties	4,212	358,146
		1,448,088
REIT Industrial — 0.41%
Plymouth Industrial REIT	982	22,497
Prologis	23,625	2,934,225
Rexford Industrial Realty	8,591	459,361
Terreno Realty	3,999	243,499
		3,659,582
REIT Information Technology — 0.22%
Digital Realty Trust	4,134	544,530
Equinix	1,763	1,377,573
		1,922,103
REIT Mall — 0.17%
Simon Property Group	13,322	1,511,914
		1,511,914
REIT Manufactured Housing — 0.05%
Equity LifeStyle Properties	2,993	200,411
Sun Communities	2,220	271,773
		472,184
REIT Multifamily — 0.28%
American Homes 4 Rent Class A	8,080	291,203
AvalonBay Communities	3,100	569,842
Camden Property Trust	3,437	369,890
Essex Property Trust	2,596	618,860
Independence Realty Trust	12,459	209,685
Mid-America Apartment Communities	2,299	333,884
UDR	1,660	66,234
		2,459,598
REIT Office — 0.05%
Cousins Properties	10,769	253,072
Highwoods Properties	2,129	50,734
Piedmont Office Realty Trust Class A	16,745	115,038
		418,844
REIT Self-Storage — 0.26%
CubeSmart	8,806	367,298
Extra Space Storage	5,507	708,641
NQ- FR [0823] 1023 (3151764)    33

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Self-Storage (continued)
Public Storage	4,420	$ 1,221,600
		2,297,539
REIT Shopping Center — 0.23%
Agree Realty	5,923	366,160
Brixmor Property Group	22,342	491,077
Kimco Realty	18,424	348,951
Kite Realty Group Trust	6,383	144,064
Phillips Edison & Co.	1,525	51,637
Regency Centers	3,201	199,102
Retail Opportunity Investments	21,553	290,103
SITE Centers	14,207	189,663
		2,080,757
REIT Single Tenant — 0.12%
Four Corners Property Trust	4,282	107,735
Realty Income	10,411	583,432
Spirit Realty Capital	9,001	347,529
		1,038,696
REIT Specialty — 0.18%
EPR Properties	2,406	107,741
Essential Properties Realty Trust	10,982	263,787
Invitation Homes	21,705	739,923
Iron Mountain	1,263	80,251
Lamar Advertising Class A	1,804	164,561
Outfront Media	10,548	119,720
WP Carey	1,336	86,907
		1,562,890
Utilities — 0.49%
Edison International	63,200	4,351,320
		4,351,320
Total Common Stocks (cost $461,570,811)		515,257,539

Convertible Preferred Stock — 1.04%
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	17,549	470,138
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	15,856	697,664
Bank of America 7.25% exercise price $50.00 ω	1,091	1,264,349
34    NQ- FR [0823] 1023 (3151764)

(Unaudited)
	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	47,703	$ 2,212,465
Lyondellbasell Advanced Polymers 6.00% exercise price $0.00 ω	1,356	1,152,600
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	13,442	1,490,718
UGI 7.25% exercise price $52.57, maturity date 6/1/24	19,571	1,196,375
Wells Fargo & Co. 7.50% exercise price $156.71 ω	661	762,959
Total Convertible Preferred Stock (cost $11,059,373)		9,247,268

Preferred Stock — 0.15%
Henkel AG & Co. 2.71%	17,927	1,374,736
Total Preferred Stock (cost $1,454,421)		1,374,736

Exchange-Traded Funds — 8.11%
iShares 0-5 Year Investment Grade Corporate Bond ETF	654,611	31,624,257
iShares Latin America 40 ETF	173,598	4,532,644
iShares MSCI China ETF	141,772	6,366,981
iShares MSCI Emerging Markets Asia ETF	112,820	7,366,018
Vanguard Russell 2000 ETF	288,555	21,993,662
Total Exchange-Traded Funds (cost $72,967,354)		71,883,562
	Principal amount°
Leveraged Non-Recourse Security — 0.00%
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.251% 1/15/87 #, =, ♦	1,300,000	1,300
Total Leveraged Non-Recourse Security (cost $1,105,000)		1,300
NQ- FR [0823] 1023 (3151764)    35

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 1.62%
Money Market Mutual Funds — 1.62%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.22%)	3,592,328	$ 3,592,328
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	3,592,328	3,592,328
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.36%)	3,592,328	3,592,328
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.25%)	3,592,328	3,592,328
Total Short-Term Investments (cost $14,369,312)		14,369,312
Total Value of Securities—99.50% (cost $851,089,304)		881,530,373

Receivables and Other Assets Net of Liabilities—0.50%★		4,469,795
Net Assets Applicable to 64,054,721 Shares Outstanding—100.00%		$886,000,168
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2023, the aggregate value of Rule 144A securities was $80,312,206, which represents 9.06% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
36    NQ- FR [0823] 1023 (3151764)

(Unaudited)
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at August 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
>	PIK. 100% of the income received was in the form of cash.
Δ	Securities have been classified by country of risk.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at August 31, 2023.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
★	Includes $268,417 cash collateral held at broker for futures contracts as of August 31, 2020.
The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at August 31, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	EUR	(1,257,526)	USD	1,374,423	9/22/23	$9,386	$—
JPMCB	INR	51,869,680	USD	(629,013)	9/22/23	—	(1,847)
Total Foreign Currency Exchange Contracts						$9,386	$(1,847)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
93	US Treasury 5 yr Notes	$9,943,735	$98,850,101	12/29/23	$58,634	$—	$10,899
68	US Treasury 10 yr Notes	7,550,125	7,484,421	12/19/23	65,704	—	12,750
NQ- FR [0823] 1023 (3151764)    37

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(6)	US Treasury Long Bonds	$(730,125)	$(720,266)	12/19/23	$—	$(9,859)	$(2,625)
Total Futures Contracts			$105,614,256		$124,338	$(9,859)	$21,024
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of Brazil 1.00% 6/20/28 Ba2 6/20/28- Quarterly	705,000	1.000%	$19,949	$28,794	$—	$(8,845)
JPMCB Republic of Indonesia 1.00% 6/20/28 Ba2 6/20/28- Quarterly	1,006,000	1.000%	(7,900)	(5,555)	—	(2,345)
38    NQ- FR [0823] 1023 (3151764)

(Unaudited)
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]
Over-The-Counter:Protection Purchased/Moody’s Ratings (continued):
JPMCB Republic of South Africa 1.00% 6/20/28 Ba2 6/20/28- Quarterly	1,438,000	1.000%	$86,076	$78,569	$7,507	$—
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28- Quarterly	700,000	1.000%	47,058	41,163	5,895	—
Total CDS Contracts			$145,183	$142,971	$13,402	$(11,190)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments.
NQ- FR [0823] 1023 (3151764)    39

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(6,327).
Summary of abbreviations:
AG – Aktiengesellschaft
BBSW1M – Bank Bill Swap Rate 1 Month
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
40    NQ- FR [0823] 1023 (3151764)

(Unaudited)
Summary of abbreviations: (continued)
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
AUD – Australian Dollar
EUR – European Monetary Unit
INR – Indian Rupee
KZT – Kazakhstani Tenge
USD – US Dollar
NQ- FR [0823] 1023 (3151764)    41